                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Transamerica Fund Advisors, Inc.
Address: 570 Carillon Parkway
         St. Petersburg, FL 33716

Form 13F File Number: 028-12394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dennis P. Gallagher
Title:   Senior Vice President and General Counsel
Phone:   (727) 299-1821

Signature Place and Date of Signing:

/s/ Dennis P. Gallagher          St. Petersburg, FL         November 13, 2007
-----------------------          ------------------         -----------------
[Signature]                      [City State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section:

Form 13F Filing Number            Name
----------------------            ----
028-10562                         AllianceBernstein LP
028-11918                         American Century Companies, Inc.
028-12016                         BlackRock Investment Management, LLC

028-04622                         Bjurman, Barry & Associates
028-00096                         Capital Guardian Trust Company
028-11611                         ClearBridge Advisors, LLC
028-00776                         Wachovia Corp.
028-04375                         Federated Investors, Inc.
028-01439                         Franklin Portfolio Associates, LLC
028-05733                         Gateway Investment Advisers, L.P.
028-06044                         ING Clarion Real Estate Securities LP
028-00694                         JP Morgan Chase and Co.
028-00074                         Jennison Associates LLC
028-00398                         Loomis Sayles & Company LP
028-06748                         Marsico Capital Management, LLC
028-04968                         Massachusetts Financial Services Company
028-11866                         Morgan Stanley Investment Management, Inc.
028-11365                         Van Kampen Asset Management
028-01874                         Munder Capital Management
028-00595                         Neuberger Berman Management Inc.
028-00203                         OppenheimerFunds, Inc.
028-10952                         Pacific Investment Management Company LLC
028-00115                         Price T. Rowe Associates Inc.
028-01074                         Templeton Investment Counsel, LLC
028-11289                         Third Avenue Management LLC
028-00621                         Transamerica Investment Management LLC
028-02682                         UBS Global Asset Management (Americas) Inc.